INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Investments at 1 January	$ 25	$ 13
Additions	8	2
Fair value remeasurement	(10)	10
Impairment	(2)
Investments at 31 December	$ 21	$ 25